Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of defined benefit plans [abstract]
Summary of Amounts Associated with PEMEX's Labor Obligations
The following table show the amounts associated with PEMEX’s labor obligations:

	December 31,
	2023		2022
Liability for defined benefits at retirement and post-employment at the end of the year	Ps.	1,360,042,062	Ps.	1,295,765,636
Liability for other long-term benefits	12,417,151		11,121,039
Total liability for defined benefits recognized in the consolidated statement of financial position at the end of the year	Ps.	1,372,459,213	Ps.	1,306,886,675

Summary of Amounts Recognized for Long-term Obligations
The following tables contain detailed information regarding PEMEX’s retirement and post-employment benefits:

	December 31,
Changes in the liability for defined benefits	2023		2022
Liability for defined benefits at the beginning of the year	Ps.	1,295,765,636	Ps.	1,371,307,692
Current Service cost	22,607,470		18,446,170
Past service cost	14,518		524
Net interest	117,553,506		112,552,382
Liquidation event loss	996		1,971
Defined benefits paid by the fund	(7,515,974)		(6,673,574)
Actuarial losses (gains) in other comprehensive results due to:
Change in financial assumptions (1)	(4,810,081)		(150,264,079)
Change in demographic assumptions (1)	2,500,266		2,403,864
For experience during the year (1)	7,921,444		16,188,726
Assets of the plan during the year (1)	(29,392)		277,256
Reservation transfer (2)	242,587		—
Contributions paid to the fund	(74,208,914)		(68,475,296)
Defined benefit liabilities at end of year	Ps.	1,360,042,062	Ps.	1,295,765,636

(1)The amount of actuarial losses corresponding to retirement and post-employment benefits recognized in other comprehensive income net for Ps.5,582,237 which, after deferred income tax for Ps. 4,933,772 generated in the period from January to December 2023 correspond to the increase in the discount rate from 9.39% in 2022 to 9.42% in 2023 as well as the changes in obligations for movements in the population, age, seniority, salary, pensions and benefits.
(2)Transfer from the Employee Benefit Obligation Fund to the PMI Defined Contribution Fund.

	December 31,
Changes in pension plan assets	2023		2022
Plan assets at the beginning of year	Ps.	2,233,490	Ps.	2,289,697
Return on plan assets	270,660		253,721
Payments by the pension fund	(74,322,845)		(68,534,502)
Company contributions to the fund	74,208,313		68,410,838
Actuarial (gains) losses in plan assets	29,401		(121,876)
Adjustment to the Defined Contribution Plan (1)	(242,587)		(64,388)
Pension plan assets at the end of year	Ps.	2,176,432	Ps.	2,233,490
(1)The concepts come from the valuation of PMI´s liabilities.
The amounts recognized for other long-term obligations are as follows:

	December 31,
Change in the liability for defined benefits	2023		2022
Liabilities for defined benefits at the beginning of year	Ps.	11,121,039	Ps.	12,763,956
Charge to income for the year	2,856,598		2,010,051
Actuarial losses (gains) recognized in income due to:
Change in financial assumptions	(10,245)		(1,899,096)
Change in demographic assumptions	(206,979)		(166,459)
For experience during the year	(1,342,079)		(1,585,760)
Benefits paid	(1,183)		(1,653)
Liabilities for defined benefits at the end of year	Ps.	12,417,151	Ps.	11,121,039

Summary of Amounts and Types of Plan Assets
As of December 31, 2023 and 2022, the amounts and types of plan assets are as follows:

	December 31,
Plan Assets	2023		2022
Cash and cash equivalents	Ps.	146,763	Ps.	168,367
Debt instruments	2,029,669		2,065,123
Total plan assets	Ps.	2,176,432	Ps.	2,233,490

	December 31,
Changes in Defined Benefit Obligations (DBO)	2023		2022
Defined benefit obligations at the beginning of the year	Ps.	1,297,920,118	Ps.	1,373,548,493
Service costs	22,602,882		17,582,708
Financing costs	117,844,359		112,801,977
Past service costs	14,518		524
Payments by the fund	(81,837,824)		(75,208,077)
Amount of actuarial (losses) gains recognized in other comprehensive results due to:
Change in financial assumptions (1)	(4,810,081)		(150,264,079)
Change in demographic assumptions (2)	2,500,266		2,403,864
For experience during the year (3)	7,921,444		16,188,726
Reductions	9,014		1,971
Modifications to the pension plan	—		864,011
Defined benefit obligations at the end of year	Ps.	1,362,164,696	Ps.	1,297,920,118
(1)The variations in financial assumptions are due to the increase in the discount rate from 9.39% in 2022 to 9.42% in 2023.
(2)The main factor that influenced the actuarial loss due to changes in demographic assumptions for the 2023 financial year is due, among other factors, to observe changes in mortality.
(3)Changes in assumptions for experience depend on factors that may not remain constant year to year, including changes in population that differ from expectations. The factors that influenced results for financial year 2023 were an increase in salaries, departures and inflows of personnel.

Summary of Additional Fair value Disclosure About Plan Assets and Indicate Their Rank
The following tables present additional fair value disclosure about plan assets and indicate their rank, in accordance with IFRS 13, as of December 31, 2023 and 2022:

	Fair value measurements as of December 31, 2023
Plan assets	Quoted prices in active markets for identical assets (level 1)		Significant observable inputs (level 2)		Significant unobservable inputs (level 3)		Total
Cash and cash equivalents	Ps.	146,763	Ps.	—	Ps.	—	Ps.	146,763
Debt instruments	2,029,669		—		—		2,029,669
Total	Ps.	2,176,432	Ps.	—	Ps.	—	Ps.	2,176,432

	Fair value measurements as of December 31, 2022
Plan assets	Quoted prices in active markets for identical assets (level 1)		Significant observable inputs (level 2)		Significant unobservable inputs (level 3)		Total
Cash and cash equivalents	Ps.	168,367	Ps.	—	Ps.	—	Ps.	168,367
Debt instruments	2,065,123		—		—		2,065,123
Total	Ps.	2,233,490	Ps.	—	Ps.	—	Ps.	2,233,490

Summary of Principal Actuarial Assumptions Used in Determining the Defined Benefit Obligation
As of December 31, 2023 and 2022, the principal actuarial assumptions used in determining the defined benefit obligation for the plans are as follows:

	December 31,
	2023	2022
Rate of increase in salaries	4.47%	4.47%
Rate of increase in pensions	4.00%	4.00%
Rate of increase in post-mortem pensions	0.00%	0.00%
Rate of increase in medical services	7.65%	7.65%
Inflation assumption	4.00%	4.00%
Rate of increase in basic basket for active personnel	5.00%	5.00%
Rate of increase in basic basket for retired personnel	4.00%	4.00%
Rate of increase in gas and gasoline	4.00%	4.00%
Discount and return on plan assets rate (1)	9.42%	9.39%
Average length of obligation (years)	11.82	13.45
(1)In accordance with IAS 19, the discount rate was determined using as a reference the interest rates observed in Mexican Government bonds, based on the Fixed Rate bonds of the Federal Government (“Bonos M”) and the “Cetes”, as well as the flow of expected payments to cover the contingent obligations. As a consequence of the change in the yields of the financial instruments mentioned above at the end of the year, the discount rate increased compared to the end of 2022.
The principal actuarial assumptions used in determining the defined benefit obligation for the plans are as follows:

	December 31,
	2023	2022
Rate of increase in salaries	4.47%	4.47%
Inflation assumption	4.00%	4.00%
Rate of increase in basic basket for active personnel	5.00%	5.00%
Rate of increase in basic basket for retired personnel	4.00%	4.00%
Rate of increase in gas and gasoline	4.00%	4.00%
Discount and return on plan assets rate (1)	9.42%	9.39%
Average length of obligation (years)	11.82	13.45
(1)In accordance with IAS 19, the discount rate was determined using as a reference the interest rates observed in Mexican Government bonds denominated in pesos (Cetes and M bonds), as well as the flow of payments expected to cover contingent obligations. As a result of the profits in financial instruments at the end of 2023, the discount rate increased as compared 2022.